Consolidated Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Securities held-to-maturity, fair value	$ 308,955	$ 309,023
Preferred stock, par value	$ 5	$ 5
Preferred stock, shares authorized	3,000,000	3,000,000
Preferred stock, shares issued
Common stock, par value	$ 5	$ 5
Common stock, shares authorized	3,000,000	3,000,000
Common stock, shares issued	300,000	300,000
Treasury stock, shares	66,997	66,997